Business combinations (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of estimated fair value of aggregate assets acquired
(in thousands USD)	Fair value
Cash and cash equivalents	$2,325
Accounts receivable	8,452
Unbilled client charges	4,831
Prepaid expenses & other	75
Prepaid insurance	21
Security deposits	72
Property, plant and equipment	1,094
Customer relationships	29,300
Trade name	8,300
Deferred tax asset	1,679
Operating lease right of use assets	6,995
Assets acquired	63,144
(in thousands USD)	Fair value
Accounts payable	1,469
Accrued expenses	2,595
Deferred revenue	2,846
Operating lease liabilities	6,995
Deferred tax liability	1,679
Liabilities assumed	15,584
Goodwill	13,217
Total consideration	$60,777
(in thousands USD)	Fair value
Cash and cash equivalents	$2,160
Accounts receivable	5,189
Prepaid expenses and other current assets	594
Due from related party	235
Property, plant and equipment	791
Customer relationships	26,800
Operating lease right of use assets	1,110
Trade name	5,900
Deferred tax asset	266
Assets acquired	43,045
Accounts payable	802
Accrued payroll and payroll taxes	2,542
Accrued other expenses	1,824
Deferred revenue	36
Current portion of income taxes payable	342
Other liability	811
Operating lease liabilities	1,110
Deferred tax liability	266
Liabilities assumed	7,733
Goodwill	17,477
Total consideration	$52,789

Schedule of supplemental unaudited pro forma financial information
	December 31,
(in thousands USD)	2019	2018
Consolidated net revenues	$173,695	$110,527
AgileThought, LLC	44,543	73,283
4th Source	—	30,153
Pro forma combined revenues	$218,238	$213,963
	December 31,
(in thousands USD)	2019	2018
Consolidated net income (loss)	$(16,143)	$4,114
AgileThought, LLC	3,258	7,180
4th Source	—	3,313
Pro forma combined net income (loss)	$(12,885)	$14,607